UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-12155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     February 25, 2008

The Form 13F Holdings Report filed under Vision Capital Advisors, Inc.,
CIK: 0001389482 was filed in error under the incorrect CIK. The correct filing can be found under the institutional investment manager, Vision Capital Advisors, LLC, CIK: 0001411962.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.